Exhibit 99.45

Loan ID (Purchasing Lender)	Loan Number (Selling Lender)	Loan Status	Final Overall Event Level	Final Credit Event Level	Final Compliance Event Level	Final Property Event Level	Credit Exceptions	Compliance Exceptions	Property Exceptions	Compensating Factors	Immaterial/Waived	Lender Commentary	Cleared Exceptions	Exceptions
4000000889	XXXX	Securitized	2	1	1	2	Verified reserves - XXXX Months of liquid reserves ; Low LTV/CLTV/HCLTV - LTV/CLTV 54.00%;	APPR 0001 Missing Copy of Original Appraisal report - PIW Per AUS, post close 2055 in file. - EV2 PIW per AUS, 2055 in file, estimated value supported.	PROP 0018 Missing PLS required secondary valuation. - Missing Desk Review CDA and UDCP SSR - 2055 review completed post close, PIW per AUS.

APRV 0052 The appraised value on the Approval/AUS does not match the original appraised value or final reconciled value. - Per appraisal value at $XXXX however appraisal is dated after closing per CD, is not a 1004 but an exterior only appraisal and value does differ from CD and AUS which indicates $XXXX. CD Page XXXX. DU Page XXXX and Appraisal Page XXXX.  - 2055 review completed post close,  PIW per AUS.

4000002003	XXXX	Securitized	1	1	1	1	Verified employment history - Over 17 years of verified employment history.; Verified housing payment history - 0x30x24;	CRED 0096 Missing proof of PITI payment on non-subject property - Provide PITIA documentation for property at xxxx (it appears was recently refinanced) - Lender provided a copy of the Note and CD for xxxx.

4000001853	XXXX	Securitized	1	1	1	1				Verified reserves - File contains proof of XXXX months of verified reserves.; Net tangible benefit - Subject transaction is lowering interest rate from XXXX% to XXXX% and netting cash equity of $XXXX.;
4000001812	XXXX	Securitized	1	1	1	1				Verified credit history - Oldest tradeline on file XXXX; Verified housing payment history - 0x30 mortgages + 12;
4000001596	XXXX	Securitized	1	1	1	1	Verified housing payment history - Oldest tradeline on file xxxx; Verified credit history - 0x30 mortgages + 12;	CRED 0097 Missing Verification of Liability (Contingent or Otherwise) - 4 of the borrower's additional REO have been refinanced, missing evidence that the previous mortgages have been paid in full and the terms of the new loan as submitted to AUS.

xxxx - xxxx

No previous mortgage

xxxx - xxxx

Previous mortgage: xxxx

xxxx - xxxx

Previous mortgage: xxxx

xxxx - xxxx

Previous Mortgage: xxxx - Lender provided a copy of the CDs/Notes/Final Settlement Statement for each of the properties.

CRED 0100 Insufficient verified reserves - xxxx balance in xxxx account xxxx. $xxxx cash to close, $xxxx available reserves.  $xxxx required reserves per AUS. - Lender provided updated 1003 and aus

4000001696	XXXX	Securitized	1	1	1	1	Established credit history - Oldest tradeline XXXX; Verified housing payment history - 0x30x24;	CRED 0063 Missing Asset Documentation Type - Missing a copy of the deposit of the secured borrower funds in the amount of $XXXX. Missing proof of terms of financing.

 - XXXX Lender provided documentation to support use of $XXXX in secured assets.

APPR 0046 Missing Third Party Appraisal Review - Missing third party appraisal review. XXXX to order desk review. - XXXX CDA Received XXXX with a value of $XXXX 0% Variance, Reasonable Risk Rating.

CRED 0096 Missing proof of PITI payment on non-subject property - Missing proof of PITIA/terms of new financing for the following properties:  XXXX, all financed with XXXX

 - XXXX Lender provided Note, CD and HUD for XXXX

CRED 0004 Back-end Ratio exception (DTI) - DU apvd 36.78% Audit dti is 31.1%, variance is due to missing terms of financing for "secured loan $XXXX".  DTI to be re-evaluated upon submission.

 - DTI is within tolerance.  Lender provided documentation to verify PITI payments and updated docs for the secured assets.

4000001591	XXXX	Securitized	1	1	1	1	Low LTV/CLTV/HCLTV - Low LTV of 23%.; Verified reserves - File contains proof of 31 months of verified reserves.;	PROP 0018 Missing PLS required secondary valuation. - Missing PLS required secondary valuation. FNMA CU score was not available. - CDA received xxxx with a value of $xxxx, 0% Variance, Reasonable Risk Rating.

4000001501	XXXX	Securitized	1	1	1	1	Verified reserves - Verified 10mo reserves which exceed AUS requirements of 6mo reserves. ; Verified credit history - Borrower has 803 qualifying credit score with good credit depth and payment history .;	CRED 0113 Missing evidence of HOA Dues - 1003 and 1008 indicate HOA payment for primary residence of $xxxx/mo. No documentation in file to support this obligation. - Verification of HOA dues located in files pgs xxxx.

4000001875	XXXX	Securitized	1	1	1	1	Verified reserves - 350 months reserves verified; Low DTI - DTI 30.96%;	PROP 0019 FNMA/FHLMC loan with no secondary valuation to support appraised value - Missing third party valuation. FNMA CU score 2.6 - CDA received xxxx with a value of $xxxx, 0% Variance, Reasonable Risk Rating.

CRED 0096 Missing proof of PITI payment on non-subject property - Missing PITIA for xxxx HOI was in the file). - Received verification of mortgage payment, property taxes, and HOI on xxxx. No material change to calculated DTI.

4000001493	XXXX	Securitized	1	1	1	1	Verified reserves - Review verified 165mo reserves;	CRED 0004 Back-end Ratio exception (DTI) - Original lender used AUS income of $xxxx; however, AUS section 23 indicates this income was not validated as it is inconsistent with rate-of-pay. Work Number VOI xxxx shows large increase in base salary and decrease in bonus earnings. No explanation provided for change in pay structure. Review used validated base salary of $xxxx from VOI and supporting paystub. Unable to use declining bonus income without further supporting documentation or explanation. Final calculated DTI is 56.94% with base salary only and no rental income used. - Received explanation concerning change in bonus. Borrower has switched to annual bonus instead of monthly. Unable to determine how many months of bonus are included in YTD; therefore, used total YTD average to be most conservative. Revised final income is $xxxx with resulting DTI of 21.01%. DTI is within 3% tolerance of lender DTI of 19.9% and discrepancy considered non-material.

4000001762	XXXX	Securitized	1	1	1	1	Verified reserves - File contains proof of 32 months of verified reserves.; Low DTI - Low DTI of 22.91%.;	PROP 0019 FNMA/FHLMC loan with no secondary valuation to support appraised value - xxxx loan with no secondary valuation to support appraised value. UCDP 4 out of 5. - Desk review supporting value of $xxxx received.

APPR 0045 Appraiser's License is Expired - Appraisal license expired xxxx. - Document provided indicates license expires xxxx

4000001633	XXXX	Securitized	1	1	1	1	CRED 0004 Back-end Ratio exception (DTI) - Provide approve/eligible AUS/DU to reflect DTI of 40.47% (income $xxxx; Total debt $xxxx). Rental income on subject was incorrectly calculated using tax return) - Lender provided updated AUS/DU with revised rental income.

CRED 0082 Income Documentation is Insufficient - Missing paystub or WVOE for borrower. per DU, income documented with a paystub and a W-2.  - Lender provided a copy of the paystub and W-2.

4000001830	XXXX	Securitized	1	1	1	1				Verified housing payment history - 0x30 mortgages + 12; Verified credit history - Oldest tradeline on file XXXX; Verified reserves - XXXX months;
4000001663	XXXX	Securitized	1	1	1	1				Verified reserves - 98 months;
4000001787	XXXX	Securitized	2	1	1	2	Verified reserves - Verified reserves of 176 months.;	APPR 0050 Loan approved using a Property Inspection Waiver but intended for private label security. - Loan approved using a Property Inspection Waiver but intended for private label security. - EV2 2055 in file supports stated value of $xxxx. 0% Variance.	CRED 0083 Asset Documentation is Insufficient - Missing recent XXXX 401K statement (one in file dated xxxx) - Lender provided xxxx xxxx.

AUS 0002 Missing Final UCD Findings - Updated UCD Findings required since UW pulled updated AUS.

CRED 0112 Missing Business Purpose Attestation - Business Purpose Attestation not located in file. - There is no indication in the file that the funds are not being used for business purpose loans.

APPR 0031 2nd Appraisal Value Variance is not within tolerance - The 2055 provided an "as-is" value of $xxxx, which results in a -14% variance. The stated Value on the AUS of $xxxx not supported. - Lender provided updated AUS with PIW and stated value of $xxxx.

PROP 0018 Missing PLS required secondary valuation. - Missing 2055 for the secondary valuation - Lender stated 2055 not required.  Per Annaly guidelines a 2055 is required on all PIW loans. 2055 was received xxxx with an as-is value of $xxxx

FLOOD 0005 Insurance Premiums must be escrowed in accordance with HFIAA - Escrow Waiver in file xxxx.  - Property not in a flood zone. per flood cert p.xxxx

FLOOD 0006 Missing lender letter providing option for an active property in flood zone the option to escrow the flood premiums - Missing lender letter providing option for an active property in flood zone the option to escrow the flood premiums - x500 not in special flood plain.  Lender letter not required.

APPR 0003 Appraisal value is not supported. - PIW Loan Appraisal Variance 12%. BPO value, $xxxx; Stated Value $xxxx.  2055 Required. - 2055 Ordered by xxxx.

APRV 0010 Underwriting Loan Approval is Deficient - Lender provided updated AUS, but did not provide the updated approval and 1008 with the corrected LTV/CLTV. - Lender provided updated 1008.

4000001699	XXXX	Securitized	1	1	1	1				Verified reserves - Verified reserves of 14 months.; Low LTV/CLTV/HCLTV - 68% LTV;